Debt Issued (Details) - Schedule of debt securities issued $ in Thousands, $ in Millions	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Debt issued	$ 8,593,595	$ 12,071,351	$ 8,813,414
Mortgage bonds [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Debt issued	6,786		10,898
Bonds [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Debt issued	7,700,402		7,912,621
Subordinated bonds [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Debt issued	$ 886,407		$ 889,895